Financial Risk Management - Maturity profile of the financial liabilities (Details) - Liquidity risk - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Trade and other payables	€ 43,595	€ 32,636	€ 8,822
Payables to Related parties	223	162	89
Lease liabilities	10,971	993	279
Debt to credit institutions	571,017	205,572	115,002
Derivatives	16,414	21,961	2,108
Financial Liabilities, Undiscounted Cash Flows	642,220	261,324	126,300
Less than 1 year
Financial risk management
Trade and other payables	43,595	32,636	8,822
Payables to Related parties	223	162	89
Lease liabilities	1,274	601	279
Debt to credit institutions	31,163	799	772
Derivatives	209	4,004
Financial Liabilities, Undiscounted Cash Flows	76,464	38,202	9,962
Between 1 and 2 years
Financial risk management
Lease liabilities	2,337	392
Debt to credit institutions	54,339
Derivatives		5,683	1,821
Financial Liabilities, Undiscounted Cash Flows	56,676	6,075	1,821
Between 2 and 5 years
Financial risk management
Lease liabilities	7,360
Debt to credit institutions	485,515	204,773	114,230
Derivatives	16,205	12,274	287
Financial Liabilities, Undiscounted Cash Flows	€ 509,080	€ 217,047	€ 114,517